Leases - Summary of Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Leases [Roll Forward]
Additions	$ 54,569		$ 13,039
Effect of foreign currency exchange rate differences	0	$ 0	39
Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	94,561
Gross lease liabilities, ending balance	99,002	94,561
Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	59,254
Gross lease liabilities, ending balance	88,322	59,254
Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	35,307
Gross lease liabilities, ending balance	10,680	35,307
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	97,186
Gross lease liabilities, ending balance	70,223	97,186
Acquisition cost | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	125,271	96,257
Additions	54,569	43,514
Cancellations - (Restated)	(8,673)	(4,975)
Cancellations - (Restated)		(309)
Effect of foreign currency exchange rate differences	1,278	(9,216)
Gross lease liabilities, ending balance	172,445	125,271	96,257
Acquisition cost | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	78,188	45,113
Additions	49,807	42,449
Cancellations - (Restated)	(7,958)	(4,975)
Cancellations - (Restated)		0
Effect of foreign currency exchange rate differences	2,576	(4,399)
Gross lease liabilities, ending balance	122,613	78,188	45,113
Acquisition cost | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	47,083	51,144
Additions	4,762	1,065
Cancellations - (Restated)	(715)	0
Cancellations - (Restated)		(309)
Effect of foreign currency exchange rate differences	(1,298)	(4,817)
Gross lease liabilities, ending balance	49,832	47,083	51,144
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	113,614	122,258
Additions	47,438	52,686
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)	(58,650)
Effect of foreign currency exchange rate differences	5,719	(2,680)
Gross lease liabilities, ending balance	141,448	113,614	122,258
Depreciation and impairment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(30,710)	(17,158)
Cancellations - (Restated)	4,767
Impairment loss - (Restated)	19,361
Cancellations - (Restated)		522
Effect of foreign currency exchange rate differences	(56)	5,000
Depreciation expense - (Restated)	(20,766)	(12,881)
Depreciation expense capitalized to inventory - (Restated)	(5,682)	(5,765)
Depreciation expense employee benefits - (Restated)	(1,635)	(580)
Cancellations - (Restated)		152
Gross lease liabilities, ending balance	(73,443)	(30,710)	(17,158)
Depreciation and impairment | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(18,934)	(10,159)
Cancellations - (Restated)	4,318
Impairment loss - (Restated)	0
Cancellations - (Restated)		430
Effect of foreign currency exchange rate differences	(565)	3,184
Depreciation expense - (Restated)	(19,110)	(12,389)
Depreciation expense capitalized to inventory - (Restated)	0	0
Depreciation expense employee benefits - (Restated)	0	0
Cancellations - (Restated)		0
Gross lease liabilities, ending balance	(34,291)	(18,934)	(10,159)
Depreciation and impairment | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(11,776)	(6,999)
Cancellations - (Restated)	449
Impairment loss - (Restated)	19,361
Cancellations - (Restated)		92
Effect of foreign currency exchange rate differences	509	1,816
Depreciation expense - (Restated)	(1,656)	(492)
Depreciation expense capitalized to inventory - (Restated)	(5,682)	(5,765)
Depreciation expense employee benefits - (Restated)	(1,635)	(580)
Cancellations - (Restated)		152
Gross lease liabilities, ending balance	(39,152)	(11,776)	(6,999)
Depreciation and impairment | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(16,428)	(4,822)
Reclassification from PPE	(9,873)
Impairment loss - (Restated)	(48,754)
Reclassification to inventories	12,476	4,743
Effect of foreign currency exchange rate differences	(1,873)	849
Depreciation expense - (Restated)	(6,773)	(17,198)
Gross lease liabilities, ending balance	$ (71,225)	$ (16,428)	$ (4,822)